Cover Page	Sep. 11, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 11, 2021
Entity Registrant Name	ARRAY TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39613
Entity Tax Identification Number	83-2747826
Entity Address, Address Line One	3901 Midway Place NE
Entity Address, City or Town	Albuquerque
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	87109
City Area Code	505
Local Phone Number	881-7567
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	ARRY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001820721
Amendment Flag	false